Cover	Dec. 08, 2022
Cover [Abstract]
Entity Registrant Name	STARGUIDE GROUP, INC.
Entity Central Index Key	0001803096
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	true
Document Period End Date	Dec. 08, 2022
Entity Ex Transition Period	false
Entity File Number	333-237681
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	61-1817627
Entity Address Address Line 1	300 E. 2nd Street
Entity Address Address Line 2	Suite 1510 PMB 5010
Entity Address City Or Town	Reno
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89501
City Area Code	702
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K filed with the Securities and Exchange Commission (the "SEC") on March 16, 2023 (the "Original Form 8-K") is solely for the purpose of amending the financials stated in the Original Form 8-K. Other than as set forth in this Explanatory Note, this amendment does not amend any other disclosures in the Original Form 8-K.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	664-0097
Security 12b Title	Common
Trading Symbol	STRG